UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:     S. R. Singh
Title:    General Counsel
Phone:    212-371-4063
Signature, Place and Date of Signing:

      July 27, 2010


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    117860

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AOL INC                        COMMON STOCK     00184X105     2495   120000 SH       SOLE                      0        0   120000
D DRESSER-RAND GROUP INC COM     COMMON STOCK     261608103     9465   300000 SH       SOLE                      0        0   300000
D SAPIENT CORPORATION  COM STK   COMMON STOCK     803062108     1465   144507 SH       SOLE                      0        0   144507
D SIGNET JEWELERS LTD  COM STK   COMMON STOCK     G81276100     6656   242029 SH       SOLE                      0        0   242029
D SPDR S&P 500 ETF TRUST         OPTIONS - PUTS   99OCL52H7    77415   750000 SH  PUT  SOLE                      0        0   750000
D TIM PARTICPACOES S A  SPONS AD ADRS ADR PREFERR 88706P106     1106    40737 SH       SOLE                      0        0    40737
D ULTRA PETROLEUM CORP COM       COMMON STOCK     903914109    10080   227801 SH       SOLE                      0        0   227801
D ULTRA PETROLEUM CORP COM       OPTIONS - CALLS  99ALFDC73     2213    50000 SH  CALL SOLE                      0        0    50000
D VIRGIN MEDIA INC  COM STK      COMMON STOCK     92769L101     6965   417327 SH       SOLE                      0        0   417327
S REPORT SUMMARY                  9 DATA RECORDS              117860        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED